UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED BY BARCLAYS GLOBAL INVESTORS UK HOLDINGS LIMITED ON MAY 14, 2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 14, 2011

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [X];	 Amendment Number: 1___
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[X] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name: 	 Barclays PLC on behalf of Barclays Global Investors UK Holdings
Limited ("BGIUKHL", in liquidation)*

Address: 1 Churchill Place, Canary Wharf
         London, England E14 5HP

*BGIUKHL; Form 13F File Number:     028-12602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen Jordan
Title: Deputy Group Head of Compliance
Phone: + 44 (0) 207 116 1000

Signature, Place, and Date of Signing:

Karen Jordan, London, UK, 29 March 2011

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.
[ ] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

	Number of Other Included Managers:	2
	Form 13F Information Table Value Total:	2
	Form 13F Information Table Entry Total:	$1907	 (thousands)



List of Other Included Managers:

Mgr 	Form 13F File Number	NAME

  6	028-03946		Barclays Global Investors, N.A.
  7	028-06130		Barclays Global Fund Advisors


FORM 13F INFORMATION TABLE

                              CLASS                  VALUE SHARES       SH/ PUT/ INVSTMT                  VOTING AUTHORITY
NAME OF ISSUER                TITLE CUSIP         (X$1000) PRN AMT      PRN CALL DSCRETN MGRS       SOLE      SHARED        NONE
----------------------------- ----- --------- ------------ ------------ --- ---- ------- -- ------------ ------------ ------------
LIFE SCIENCES RESH INC          COM  532169109          599       84284 SH       Defined    6       73895            0        10389
LIFE SCIENCES RESH INC          COM  532169109         1308      184192 SH       Defined    7      184192            0            0